RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 30, 2018
Related Party [Abstract]
Disclosure of transactions between related parties
The amount for compensation expense recognized in net earnings for key management personnel was as follows:

	2018	2017

Short-term employee benefits	$8,615	$9,446
Post-employment benefits	2,995	205
Share-based payments	12,592	10,932
	$24,202	$20,583
The amounts in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	December 30, 2018	December 31, 2017

DSUs	$8,310	$9,460